AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Real Estate – 95.7%
Diversified Real Estate Activities – 6.1%
City Developments Ltd.	76,900	$446,497
Daito Trust Construction Co., Ltd.	2,800	275,457
Mitsui Fudosan Co., Ltd.	132,700	2,685,930
Sun Hung Kai Properties Ltd.	132,500	1,556,640

		4,964,524

Diversified REITs – 5.6%
Alexander & Baldwin, Inc.	28,050	525,377
Armada Hoffler Properties, Inc.	66,900	878,397
Charter Hall Long Wale REIT	168,660	511,319
Cofinimmo SA	3,330	337,813
Essential Properties Realty Trust, Inc.	41,910	948,842
ICADE	6,810	299,952
Kenedix Office Investment Corp. - Class A	91	470,129
Merlin Properties Socimi SA	71,360	653,025

		4,624,854

Health Care REITs – 7.0%
Assura PLC	634,130	479,940
Medical Properties Trust, Inc.	65,640	959,000
Ventas, Inc.	38,240	1,830,167
Welltower, Inc.	32,260	2,472,729

		5,741,836

Hotel & Resort REITs – 3.1%
Invincible Investment Corp.	2,583	794,323
Park Hotels & Resorts, Inc.	64,760	906,640
RLJ Lodging Trust	67,340	812,121

		2,513,084

Industrial REITs – 17.8%
Americold Realty Trust, Inc.	36,464	1,072,771
Ascendas Real Estate Investment Trust	240,300	484,302
Centuria Industrial REIT	246,290	517,468
Dream Industrial Real Estate Investment Trust	85,427	793,550
Duke Realty Corp.	32,700	1,924,395
GLP J-REIT(a)	311	378,857
Industrial & Infrastructure Fund Investment Corp.	286	377,405
LondonMetric Property PLC	145,770	367,809
Mapletree Logistics Trust	336,801	401,752
Mitsui Fudosan Logistics Park, Inc.(a)	134	524,917
Plymouth Industrial REIT, Inc.	23,273	471,744
Prologis, Inc.	30,620	3,812,496
Rexford Industrial Realty, Inc.	21,180	1,317,608
Segro PLC	101,566	1,108,388
STAG Industrial, Inc.	34,720	1,069,376

		14,622,838

Office REITs – 4.4%
City Office REIT, Inc.	62,380	720,489
Cousins Properties, Inc.	32,775	880,009
Daiwa Office Investment Corp.	178	899,440
Derwent London PLC	7,570	213,563
Nippon Building Fund, Inc.	126	627,601

Company	Shares	U.S. $ Value

Workspace Group PLC	41,821	$253,182

		3,594,284

Real Estate Development – 1.1%
CK Asset Holdings Ltd.	85,000	573,730
Instone Real Estate Group SE(b) (c)	20,745	183,636
Longfor Group Holdings Ltd.(c)	35,000	113,602

		870,968

Real Estate Operating Companies – 6.0%
Azrieli Group Ltd.	4,420	366,666
CA Immobilien Anlagen AG(a)	17,541	558,673
Castellum AB	27,120	380,614
CTP NV(c)	21,789	296,369
Fastighets AB Balder - Class B(a)	68,200	376,615
Hongkong Land Holdings Ltd.	127,300	615,380
Hulic Co., Ltd.	41,800	316,759
Shurgard Self Storage SA	6,960	336,084
TAG Immobilien AG	23,841	219,945
VGP NV	2,090	303,866
Vonovia SE	43,074	1,166,080

		4,937,051

Real Estate Services – 0.4%
Unibail-Rodamco-Westfield(a)	6,270	323,873

Residential REITs – 15.9%
American Homes 4 Rent - Class A	40,490	1,439,824
Equity LifeStyle Properties, Inc.	13,020	912,702
Equity Residential	29,730	2,175,641
Essex Property Trust, Inc.	6,230	1,651,324
Independence Realty Trust, Inc.	61,413	1,194,483
Kenedix Residential Next Investment Corp.	166	269,658
Killam Apartment Real Estate Investment Trust	72,590	931,867
Minto Apartment Real Estate Investment Trust(c)	37,570	429,666
Sun Communities, Inc.	13,783	2,118,585
UDR, Inc.	33,170	1,488,338
UNITE Group PLC (The)	32,760	399,412

		13,011,500

Retail REITs – 12.5%
AEON REIT Investment Corp.	494	557,766
Brixmor Property Group, Inc.	58,480	1,256,150
CapitaLand Integrated Commercial Trust	526,060	778,056
Kite Realty Group Trust	44,340	858,422
Link REIT	147,361	1,140,431
Mercialys SA	33,630	264,847
NETSTREIT Corp.	41,633	818,505
Phillips Edison & Co., Inc.	29,260	955,924
Shopping Centres Australasia Property Group	169,230	312,563
Simon Property Group, Inc.	8,738	891,101
SITE Centers Corp.	84,310	1,092,658
Spirit Realty Capital, Inc.	26,150	1,068,227
Waypoint REIT Ltd.	121,530	217,422

		10,212,072

Company		Shares	U.S. $ Value

Specialized REITs – 15.8%
CubeSmart		35,820	$1,649,511
Equinix, Inc.		5,830	3,832,467
National Storage Affiliates Trust		26,880	1,357,978
Public Storage		9,530	3,152,810
Safestore Holdings PLC		54,440	696,924
VICI Properties, Inc.		68,650	2,264,763

			12,954,453

			78,371,337

Transportation – 1.1%
Highways & Railtracks – 1.1%
Transurban Group		98,452	934,060

Materials – 0.9%
Construction Materials – 0.4%
GCC SAB de CV		59,250	340,474

Paper Products – 0.5%
Stora Enso Oyj - Class R		25,620	381,379

			721,853

Telecommunication Services – 0.9%
Integrated Telecommunication Services – 0.9%
Cellnex Telecom SA(c)		7,980	310,763
Infrastrutture Wireless Italiane SpA(c)		42,670	395,462

			706,225

Utilities – 0.6%
Gas Utilities – 0.6%
APA Group		69,000	520,317

Consumer Durables & Apparel – 0.5%
Homebuilding – 0.5%
PulteGroup, Inc.		11,080	450,513

Total Common Stocks (cost $76,003,379)			81,704,305

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
ANZ Bank, Hong Kong 0.83%, 09/01/2022	AUD	80	54,473
BBH, Grand Cayman (0.67)%, 09/01/2022	CHF	5	4,946
0.20%, 09/01/2022	SEK	89	8,348
0.80%, 09/01/2022	NOK	97	9,760
0.87%, 09/01/2022	GBP	7	8,552
1.38%, 09/01/2022	CAD	20	14,937
1.50%, 09/01/2022	NZD	9	5,362
Citibank, London (0.13)%, 09/01/2022	EUR	10	10,021

	Principal Amount (000)		U.S. $ Value

Hong Kong & Shanghai Bank, Hong Kong 0.46%, 09/01/2022	HKD	121	$15,423
Hong Kong & Shanghai Bank, Singapore 1.35%, 09/01/2022	SGD	12	8,580
Sumitomo, Tokyo (0.35)%, 09/01/2022	JPY	1,164	8,379

Total Short-Term Investments (cost $148,781)			148,781

Total Investments – 99.9% (cost $76,152,160)(d)			81,853,086
Other assets less liabilities – 0.1%			72,088

Net Assets – 100.0%			$81,925,174

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	574	SGD	807	09/15/2022	$3,076
Bank of America, NA	EUR	3,033	USD	3,088	09/29/2022	33,970
Brown Brothers Harriman & Co.	CHF	685	USD	711	09/08/2022	9,726
Brown Brothers Harriman & Co.	JPY	38,554	USD	287	09/08/2022	9,717
Brown Brothers Harriman & Co.	USD	282	JPY	38,554	09/08/2022	(4,501)
Brown Brothers Harriman & Co.	USD	250	SGD	346	09/15/2022	(2,885)
Brown Brothers Harriman & Co.	NOK	3,087	USD	304	09/22/2022	(7,126)
Brown Brothers Harriman & Co.	USD	309	NOK	3,087	09/22/2022	1,903
Brown Brothers Harriman & Co.	USD	935	SEK	9,525	09/22/2022	(41,010)
Brown Brothers Harriman & Co.	MXN	5,001	USD	242	09/29/2022	(5,040)
Brown Brothers Harriman & Co.	USD	233	EUR	233	09/29/2022	1,440
Brown Brothers Harriman & Co.	USD	441	EUR	432	09/29/2022	(5,729)
Brown Brothers Harriman & Co.	AUD	387	USD	267	10/20/2022	2,288
Brown Brothers Harriman & Co.	USD	270	AUD	387	10/20/2022	(4,970)
Brown Brothers Harriman & Co.	CAD	278	USD	214	10/27/2022	2,569
Brown Brothers Harriman & Co.	USD	388	CAD	500	10/27/2022	(7,120)
Brown Brothers Harriman & Co.	GBP	327	USD	388	11/17/2022	7,732
Brown Brothers Harriman & Co.	USD	348	NZD	562	11/18/2022	(4,482)
Morgan Stanley & Co., Inc.	USD	1,773	CHF	1,735	09/08/2022	2,782

						$(7,660)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $1,729,498 or 2.1% of net assets.

(d)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,267,637 and gross unrealized depreciation of investments was $(7,574,371), resulting in net unrealized appreciation of $5,693,266.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2022 (unaudited)

62.6%	United States
10.0%	Japan
4.7%	Hong Kong
4.3%	United Kingdom
3.7%	Australia
2.6%	Canada
2.6%	Singapore
1.9%	Germany
1.2%	Belgium
1.2%	Spain
1.1%	France
0.9%	Sweden
0.7%	Austria
2.3%	Other
0.2%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: China, Finland, Israel, Italy, Mexico and Netherlands.

AB Global Real Estate Investment Fund

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$54,444,363	$23,926,974		$-0-	$78,371,337
Transportation	-0-	934,060		-0-	934,060
Materials	340,474	381,379		-0-	721,853
Telecommunication Services	-0-	706,225		-0-	706,225
Utilities	-0-	520,317		-0-	520,317
Consumer Durables & Apparel	450,513	-0-		-0-	450,513
Short-Term Investments:
Time Deposits	-0-	148,781		-0-	148,781
Total Investments in Securities	55,235,350	26,617,736	+	-0-	81,853,086

Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	75,203		-0-	75,203
Liabilities
Forward Currency Exchange Contracts	-0-	(82,863)		-0-	(82,863)

Total	$55,235,350	$26,610,076		$-0-	$81,845,426

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$415	$29,643	$30,058	$-0-	$1
Government Money Market Portfolio**	200	1,449	1,649	-0-	0	*
Total				$-0-	$1

*	Amount is less than $500.
**	Investment of cash collateral for securities lending transactions.